United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Adviser Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/2019

Item 1.	Schedule of Investments

Federated MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Consumer Discretionary—6.4%
138,324		Abercrombie & Fitch Co., Class A	$2,997,481
43,767		Big Lots, Inc.	1,380,411
109,594		Dillard's Inc., Class A	7,319,783
452,290		DR Horton, Inc.	17,390,551
65,148	[1]	eBay, Inc.	2,192,230
474,327		Ford Motor Co.	4,174,078
49,730		Kohl's Corp.	3,415,954
2,773	[1]	Mohawk Industries, Inc.	357,135
46,777		Newell Brands, Inc.	992,140
6,289		Ralph Lauren Corp.	730,404
159,418		Toll Brothers, Inc.	5,888,901
275,092		Yum! Brands, Inc.	25,853,146
		TOTAL	72,692,214
		Consumer Staples—8.1%
679,595		Archer-Daniels-Midland Co.	30,513,815
28,417		Casey's General Stores, Inc.	3,656,700
76,552		Kellogg Co.	4,517,334
138,473	[1]	Post Holdings, Inc.	12,853,064
294,453		Procter & Gamble Co.	28,405,881
133,371		Walgreens Boots Alliance, Inc.	9,637,388
31,227		WalMart, Inc.	2,992,483
		TOTAL	92,576,665
		Energy—10.4%
418,718		Chevron Corp.	48,006,019
81,102		EOG Resources, Inc.	8,045,319
415,088		Exxon Mobil Corp.	30,417,649
90,897		HollyFrontier Corp.	5,121,137
7,747		Marathon Petroleum Corp.	513,316
85,221		Murphy Oil Corp.	2,330,794
1,105,570	[1]	Noble Corp. PLC	3,648,381
220,299		Occidental Petroleum Corp.	14,711,567
66,217		Phillips 66	6,317,764
		TOTAL	119,111,946
		Financials—23.4%
379,837		Allstate Corp.	33,376,277
161,295	[1]	Arch Capital Group Ltd.	4,734,008
156,148	[1]	Athene Holding Ltd.	6,698,749
935,062		Bank of America Corp.	26,621,215
35,450	[1]	Berkshire Hathaway, Inc., Class B	7,286,393
73,022		Capital One Financial Corp.	5,884,843
42,670		Citizens Financial Group, Inc.	1,447,366
112,694		Comerica, Inc.	8,873,526
49,932		Everest Re Group Ltd.	10,937,605
628,350		Fifth Third Bancorp	16,852,347
551,187		First Horizon National Corp.	8,091,425
44,810		Hartford Financial Services Group, Inc.	2,102,485
145,585		Intercontinental Exchange, Inc.	11,175,105

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
331,962		JPMorgan Chase & Co.	$34,358,067
255,705		KeyCorp	4,211,461
79,118		M&T Bank Corp.	13,018,076
638	[1]	Markel Corp.	672,139
273,264		Navient Corp.	3,115,210
104,397		Northern Trust Corp.	9,234,959
148,086		Popular, Inc.	8,086,976
156,342		Prudential Financial, Inc.	14,405,352
11,022		State Street Corp.	781,460
72,368		SunTrust Banks, Inc.	4,300,107
248,841		The Travelers Cos., Inc.	31,239,499
		TOTAL	267,504,650
		Health Care—14.4%
35,597		Agilent Technologies, Inc.	2,707,152
51,694		Allergan PLC	7,442,902
54,499		Anthem, Inc.	16,513,197
416,608		Baxter International, Inc.	30,199,914
268,313		Bristol-Myers Squibb Co.	13,246,613
539,119	[1]	Community Health Systems, Inc.	2,124,129
106,434	[1]	DaVita Healthcare Partners, Inc.	5,974,140
285,782		Eli Lilly & Co.	34,253,831
52,258		HCA Holdings, Inc.	7,286,333
48,943		Johnson & Johnson	6,513,335
377,266		Merck & Co., Inc.	28,079,908
38,243		Perrigo Co.	1,776,387
95,858		Quest Diagnostics, Inc.	8,373,196
		TOTAL	164,491,037
		Industrials—8.6%
108,853		AGCO Corp.	6,988,363
365,301		CSX Corp.	24,000,276
56,727		Cummins, Inc.	8,345,109
99,677		Fortune Brands Home & Security, Inc.	4,515,368
117,520	[1]	JetBlue Airways Corp.	2,114,185
456,516		PACCAR, Inc.	29,910,928
247,581	[1]	SPX Corp.	7,365,535
145,891	[1]	United Continental Holdings, Inc.	12,731,907
39,270	[1]	WESCO International, Inc.	2,057,748
		TOTAL	98,029,419
		IT Services—10.1%
111,248	[1]	Akamai Technologies, Inc.	7,242,245
138,001		DXC Technology Co.	8,848,624
792,601		Hewlett-Packard Co.	17,461,000
590,405		Intel Corp.	27,819,884
43,769		Juniper Networks, Inc.	1,135,368
10,392	[1]	Keysight Technologies, Inc.	769,216
11,069		Motorola Solutions, Inc.	1,294,077
131,054		NetApp, Inc.	8,357,314
284,233	[1]	Synopsys, Inc.	26,533,150
367,491		Vishay Intertechnology, Inc.	7,166,074
180,857		Western Digital Corp.	8,136,756
		TOTAL	114,763,708

Shares			Value
		COMMON STOCKS—continued
		Materials—3.6%
27,078		Celanese Corp.	$2,592,989
406,423		Domtar, Corp.	19,061,239
218,506		Newmont Mining Corp.	7,453,239
383,585		The Mosaic Co.	12,382,124
		TOTAL	41,489,591
		Telecommunication Services—7.2%
737,728		AT&T, Inc.	22,176,104
250,132	[1]	DISH Network Corp., Class A	7,671,548
331,698	[1]	T-Mobile USA, Inc.	23,092,815
417,832		Verizon Communications, Inc.	23,005,830
218,169		Viacom, Inc., Class B	6,418,532
		TOTAL	82,364,829
		Utilities—6.0%
206,717		AES Corp.	3,388,092
83,256		Consolidated Edison Co.	6,464,828
310,299		Entergy Corp.	27,675,568
304,179		NiSource, Inc.	8,298,003
525,878	[1]	PG&E Corp.	6,836,414
182,704		Pinnacle West Capital Corp.	16,099,876
		TOTAL	68,762,781
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,073,860,466)	1,121,786,840
		INVESTMENT COMPANY—1.7%
19,647,012		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[2] (IDENTIFIED COST $19,646,028)	19,650,941
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,093,506,494)	1,141,437,781
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	633,412
		TOTAL NET ASSETS—100%	$1,142,071,193
Affiliated fund holdings are investment companies, which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	7,796,575	23,777,846	31,574,421
Purchases/Additions	51,708,233	41,634,953	93,343,186
Sales/Reductions	(59,504,808)	(45,765,787)	(105,270,595)
Balance of Shares Held 1/31/2019	—	19,647,012	19,647,012
Value	$—	$19,650,941	$19,650,941
Change in Unrealized Appreciation/Depreciation	N/A	$1,460	$1,460
Net Realized Gain/(Loss)	N/A	$(524)	$(524)
Dividend Income	$31,027	$130,073	$161,100
*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5

Federated Hermes SDG Engagement Equity Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.7%
		Australia—1.7%
34,089		DuluxGroup, Ltd.	$169,941
		China—2.0%
100,500		Shenzhen International Holdings Ltd.	194,817
		Finland—2.0%
6,043		Huhtamaki Oyj	198,565
		Germany—2.2%
1,009		MTU Aero Engines GmbH	217,327
		Ghana—1.4%
51,713	[1]	Tullow Oil PLC	138,594
		Hong Kong—2.3%
38,500		Techtronic Industries Co., Ltd.	224,112
		Ireland—3.7%
12,005		Glanbia PLC	229,950
80,483		Green REIT PLC	133,455
		TOTAL	363,405
		Japan—10.2%
3,500		Horiba Ltd.	171,569
6,900		NIFCO, Inc.	167,808
4,200		Nissan Chemical Corp.	222,978
2,700		Open House Co., Ltd.	112,511
5,400		Relo Holdings, Inc.	142,100
3,500		Yaoko Co., Ltd.	183,726
		TOTAL	1,000,692
		Netherlands—4.6%
4,846		Aalberts Industries NV	170,221
3,805		IMCD Group NV	279,097
		TOTAL	449,318
		Peru—1.9%
778		Credicorp Ltd.	188,883
		Singapore—1.5%
97,800		Mapletree Industrial Trust	145,360
		South Africa—0.7%
165,412	[1]	Petra Diamonds Ltd.	71,540
		Sweden—1.4%
7,950		Trelleborg AB, Class B	133,723
		United Arab Emirates—1.8%
67,261		Abu Dhabi Commercial Bank PJSC	171,238
		United Kingdom—5.3%
327,476	[1]	Amerisur Resources PLC	72,329
36,605		Cineworld Group PLC	125,396
1,849		DCC PLC	151,121
19,154		SSP Group PLC	167,554
		TOTAL	516,400
		United States—53.0%
4,938		Alliant Energy Corp.	219,593
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
4,510	[1]	AMN Healthcare Services, Inc.	$292,203
2,369		AptarGroup, Inc.	234,815
4,479		Brunswick Corp.	225,383
3,212	[1]	Clean Harbors, Inc.	190,183
1,102		Cooper Cos., Inc.	307,194
1,741		Eagle Materials, Inc.	123,611
4,576		Fortune Brands Home & Security, Inc.	207,293
2,488	[1]	Genesee & Wyoming, Inc., Class A	195,358
2,584	[1]	Kirby Corp.	193,567
1,876	[1]	Middleby Corp.	220,655
3,879		National Instruments Corp.	171,529
1,463		Reinsurance Group of America	211,330
10,472		Retail Opportunity Investments Corp.	183,993
4,375		RPM International, Inc.	250,075
53,100		Samsonite International SA	156,142
2,161	[1]	Silicon Laboratories, Inc.	165,316
2,680		Simpson Manufacturing Co., Inc.	164,498
1,302		Snap-on, Inc.	216,119
2,211		STERIS PLC	252,187
1,856		West Pharmaceutical Services, Inc.	200,949
1,414	[1]	WEX, Inc.	228,121
2,966		Wiley (John) & Sons, Inc., Class A	153,579
2,492		Wintrust Financial Corp.	177,281
2,847		Woodward, Inc.	258,650
		TOTAL	5,199,624
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,457,937)	9,383,539
		TOTAL INVESTMENT IN SECURITIES—95.7% (IDENTIFIED COST $9,457,937)	9,383,539
		OTHER ASSETS AND LIABILITIES - NET—4.3%[2]	425,321
		TOTAL NET ASSETS—100%	$9,808,860
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,043,483	$156,141	$—	$5,199,624
International	188,882	3,995,033	—	4,183,915
TOTAL SECURITIES	$5,232,365	$4,151,174	$—	$9,383,539
The following acronyms are used throughout this portfolio:
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019